(Loss) Earnings Per Share - Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
(Loss) earnings per common share:
Net loss	$ (5,724)	$ (4,323)	$ (7,677)	$ (3,950)
Add: Net loss attributable to the Dropdown Predecessor		5,398		9,163
Net (loss) income attributable to common stockholders	$ (5,724)	$ 1,075	$ (7,677)	$ 5,213
Weighted average number of common shares-basic	83,591,030	79,911,673	83,591,030	75,443,659
Weighted average number of common shares-diluted	83,591,030	79,911,673	83,591,030	75,443,659
- Basic	$ (0.07)	$ 0.01	$ (0.09)	$ 0.07
- Diluted	$ (0.07)	$ 0.01	$ (0.09)	$ 0.07